UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-249

Exact name of registrant as specified in charter:	Delaware Group Equity Funds I

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2008

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Balanced Fund

January 31, 2008

	Number of	Value
	Shares	(U.S.$)
Common Stock – 58.30%
Consumer Discretionary – 5.70%
Gap	244,900	$4,682,488
*Limited Brands	194,200	3,707,278
Mattel	188,000	3,949,880
		12,339,646
Consumer Staples – 7.36%
Heinz (H.J.)	97,300	4,141,088
*Kimberly-Clark	65,600	4,306,640
Kraft Foods Class A	123,700	3,619,462
Safeway	124,800	3,867,552
		15,934,742
Energy – 3.75%
Chevron	47,800	4,039,100
ConocoPhillips	50,800	4,080,256
		8,119,356
Financials – 13.68%
Allstate	81,700	4,025,359
Chubb	84,900	4,396,971
Discover Financial Services	223,100	3,904,250
Hartford Financial Services Group	46,100	3,723,497
Huntington Bancshares	256,200	3,445,890
Morgan Stanley	69,500	3,435,385
Wachovia	92,000	3,581,560
Washington Mutual	155,200	3,091,584
		29,604,496
Health Care – 10.40%
Abbott Laboratories	60,600	3,411,780
Baxter International	73,400	4,458,316
Bristol-Myers Squibb	153,900	3,568,941
Johnson & Johnson	58,700	3,713,362
Pfizer	174,900	4,090,911
Wyeth	81,900	3,259,620
		22,502,930
Industrials – 3.55%
Donnelley (R.R.) & Sons	111,900	3,904,191
Õ@=†Port Townsend	35	21,840
Waste Management	115,700	3,753,308
		7,679,339
Information Technology – 6.60%
Intel	165,600	3,510,720
*International Business Machines	37,800	4,057,452
Motorola	233,900	2,696,867
Xerox	260,900	4,017,860
		14,282,899
Materials – 1.81%
duPont (E.I.) deNemours	86,700	3,917,106
		3,917,106
Telecommunications – 3.54%
AT&T	103,300	3,976,017
†Century Communications	25,000	17
Verizon Communications	94,600	3,674,264
		7,650,298
Utilities – 1.91%
Progress Energy	91,400	4,128,538
		4,128,538
Total Common Stock (cost $124,684,425)		126,159,350

Convertible Preferred Stock – 0.06%
*•Citigroup Funding 4.953% 9/27/08 exercise price $29.50, expiration date 9/27/08	5,000	119,050
General Motors 5.25% 3/6/32 exercise price $64.90, expiration date 3/6/32	275	5,484
Total Convertible Preferred Stock (cost $163,854)		124,534

	Principal
	Amount (U.S.$)
Agency Asset-Backed Securities – 0.06%
fFannie Mae Grantor Trust Series 2003-T4 2A5 5.407% 9/26/33	$103,085	105,910
•Fannie Mae Whole Loan Series 2002-W11 AV1 3.716% 11/25/32	29,867	29,868
Total Agency Asset-Backed Securities (cost $132,131)		135,778

Agency Collateralized Mortgage Obligations – 2.57%
Fannie Mae
Series 1996-46 ZA 7.50% 11/25/26	99,527	106,427
Series 2003-122 AJ 4.50% 2/25/28	97,024	96,922
Series 2005-67 EY 5.50% 8/25/25	90,000	93,524
Series 2005-110 MB 5.50% 9/25/35	316,728	327,713
•Series 2006-M2 A2F 5.259% 5/25/20	530,000	540,942
Fannie Mae Grantor Trust Series 2001-T8 A2 9.50% 7/25/41	79,304	87,979
Fannie Mae Whole Loan
Series 2004-W9 2A1 6.50% 2/25/44	137,375	146,447
Series 2004-W11 1A2 6.50% 5/25/44	150,647	162,218
Freddie Mac
Series 1730 Z 7.00% 5/15/24	82,359	88,161
Series 2326 ZQ 6.50% 6/15/31	430,823	460,657
Series 2557 WE 5.00% 1/15/18	220,000	224,224
Series 2662 MA 4.50% 10/15/31	180,392	180,503
Series 2694 QG 4.50% 1/15/29	225,000	226,259
Series 2872 GC 5.00% 11/15/29	200,000	204,279
Series 2890 PC 5.00% 7/15/30	380,000	388,496
Series 2915 KP 5.00% 11/15/29	220,000	224,912
Series 3005 ED 5.00% 7/15/25	280,000	276,157
Series 3022 MB 5.00% 12/15/28	165,000	169,570
Series 3063 PC 5.00% 2/15/29	360,000	370,474
Series 3113 QA 5.00% 11/15/25	245,727	249,752
Series 3131 MC 5.50% 4/15/33	145,000	148,971
Series 3173 PE 6.00% 4/15/35	415,000	431,419
Series 3337 PB 5.50% 7/15/30	170,000	174,283
wFreddie Mac Structured Pass Through Securities Series T-58 2A 6.50% 9/25/43	162,776	173,506
Total Agency Collateralized Mortgage Obligations (cost $5,418,112)		5,553,795

Agency Mortgage-Backed Securities – 5.90%
Fannie Mae 6.50% 8/1/17	106,418	110,856
•Fannie Mae ARM 5.967% 8/1/37	386,382	395,489
Fannie Mae Relocation 30 yr
5.00% 11/1/33	110,976	111,484
5.00% 1/1/34	141,085	141,653
5.00% 1/1/36	91,521	91,832
Fannie Mae S.F. 15 yr TBA
4.50% 3/1/23	475,000	475,446
5.00% 2/1/23	800,000	810,875
5.50% 2/1/23	445,000	455,777
6.00% 2/1/23	610,000	630,492
Fannie Mae S.F. 30 yr
5.50% 3/1/29	381,194	388,273
5.50% 4/1/29	419,308	427,096
5.50% 7/1/37	788,112	798,765
5.50% 8/1/37	154,826	156,919
5.50% 12/1/37	548,063	555,471
6.00% 12/1/37	1,103,878	1,132,903
6.50% 9/1/36	49,225	51,107
6.50% 2/1/37	621,887	645,655
6.50% 11/1/37	437,643	454,344
7.50% 6/1/31	61,239	66,232
•Freddie Mac ARM
5.683% 7/1/36	146,357	150,373
6.585% 4/1/34	48,050	48,177

Freddie Mac Relocation 30 yr 5.00% 9/1/33	514,579	518,057
Freddie Mac S.F. 15 yr
4.00% 2/1/14	255,839	259,119
5.00% 6/1/18	138,925	141,073
Freddie Mac S.F. 30 yr
6.00% 6/1/37	420,154	430,836
7.00% 11/1/33	77,167	82,137
Freddie Mac S.F. 30 yr TBA 5.00% 2/1/38	2,260,000	2,249,759
GNMA I S.F. 30 yr 7.50% 9/15/31	19,932	21,503
GNMA S.F. 30 yr TBA
5.50% 2/1/38	475,000	484,277
6.00% 2/1/38	475,000	490,512
Total Agency Mortgage-Backed Securities (cost $12,591,604)		12,776,492

Agency Obligations – 4.15%
Fannie Mae
3.625% 2/12/13	260,000	262,546
*4.75% 3/12/10	115,000	119,733
*4.75% 11/19/12	890,000	944,157
*4.875% 5/18/12	180,000	191,530
5.00% 2/16/12	360,000	384,326
^5.777% 10/9/19	805,000	468,450
6.25% 2/1/11	140,000	152,310
Federal Home Loan Bank System
4.375% 9/17/10	245,000	254,301
4.50% 10/9/09	180,000	185,451
*^Financing Corporation Interest Strip 5.142% 9/26/19	2,000,000	1,194,016
Freddie Mac
*4.125% 10/18/10	355,000	366,122
4.75% 3/5/12	515,000	544,912
*4.75% 1/19/16	100,000	105,225
*5.00% 12/14/18	880,000	908,030
*5.50% 8/23/17	1,455,000	1,603,029
5.75% 1/15/12	310,000	339,277
^Resolution Funding Interest Strip 5.24% 10/15/25	1,670,000	734,087
Tennessee Valley Authority 4.875% 1/15/48	220,000	218,004
Total Agency Obligations (cost $8,651,641)		8,975,506

Commercial Mortgage-Backed Securities – 3.24%
Bank of America Commercial Mortgage
•Series 2004-3 A5 5.316% 6/10/39	215,000	218,573
•Series 2005-6 AM 5.181% 9/10/47	100,000	93,188
•Series 2006-3 A4 5.889% 7/10/44	225,000	229,748
Series 2006-4 A4 5.634% 7/10/46	335,000	336,126
Bear Stearns Commercial Mortgage Securities
#Series 2004-ESA E 144A 5.064% 5/14/16	260,000	267,621
•Series 2007-PW16 A4 5.713% 6/11/40	150,000	151,107
•Series 2007-T28 A4 5.742% 9/11/42	235,000	235,325
wCommercial Mortgage Pass Through Certificates
•#Series 2001-J1A A2 144A 6.457% 2/14/34	163,701	169,341
Series 2006-C7 A2 5.69% 6/10/46	140,000	141,595
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.554% 2/15/39	75,000	74,888
#Crown Castle Towers Series 2005-1A C 144A 5.074% 6/15/35	140,000	138,139
First Union National Bank-Bank of America Commercial Mortgage Trust
Series 2001-C1 C 6.403% 3/15/33	60,000	62,229
First Union-Lehman Brothers-Bank of America Series 1998-C2 A2 6.56% 11/18/35	61,562	61,506
General Electric Capital Commercial Mortgage Series 2002-1A A3 6.269% 12/10/35	410,000	427,837
Goldman Sachs Mortgage Securities II
Series 2004-GG2 A3 4.602% 8/10/38	150,000	149,804
•#Series 2006-RR2 A1 144A 5.82% 6/23/46	175,000	152,938
•#Series 2006-RR3 A1S 144A 5.76% 7/18/56	290,000	235,057
Greenwich Capital Commercial Funding Series 2007-GG9 A4 5.444% 3/10/39	70,000	69,019
JPMorgan Chase Commercial Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37	215,000	217,268
Series 2003-C1 A2 4.985% 1/12/37	362,000	358,590
Series 2006-LDP9 A2 5.134% 5/15/47	15,000	14,299
•#Series 2006-RR1A A1 144A 5.575% 10/18/52	160,000	139,075
Lehman Brothers-UBS Commercial Mortgage Trust
Series 2001-C2 A1 6.27% 6/15/20	35,696	36,028
Series 2002-C1 A4 6.462% 3/15/31	320,000	336,172

•Merrill Lynch Mortgage Trust Series 2006-C1 ASB 5.658% 5/12/39	255,000	255,890
Merrill Lynch-Countrywide Commercial Mortgage Trust Series 2007-5 A1 4.275% 8/12/48	516,279	508,992
•Morgan Stanley Capital I
Series 2007-IQ14 A4 5.692% 4/15/49	175,000	174,698
Series 2007-T27 A4 5.65% 6/13/42	230,000	230,918
#SBA Commercial Mortgage Securities Trust Series 2006-1A B 144A 5.451% 11/15/36	395,000	401,613
#Tower 144A
Series 2004-2A A 4.232% 12/15/14	270,000	268,202
Series 2006-1 B 5.588% 2/15/36	85,000	85,207
Series 2006-1 C 5.707% 2/15/36	130,000	128,974
Wachovia Bank Commercial Mortgage Trust
•Series 2005-C20 A5 5.087% 7/15/42	105,000	104,059
Series 2006-C28 A2 5.50% 10/15/48	265,000	265,662
Series 2007-C30 A3 5.246% 12/15/43	275,000	272,547
Total Commercial Mortgage-Backed Securities (cost $7,168,567)		7,012,235

Convertible Bonds – 0.21%
Health Management 4.375% 8/1/23 exercise price $13.93, expiration date 8/1/23	5,000	4,919
*•U.S. Bancorp 3.176% 9/20/36 exercise price $38.28, expiration date 9/20/36	275,000	276,374
•Wyeth 3.581% 1/15/24 exercise price $60.09, expiration date 1/15/24	165,000	173,681
Total Convertible Bonds (cost $455,919)		454,974

Corporate Bonds – 8.06%
Banking – 0.96%
American Express Centurion Bank 5.55% 10/17/12	160,000	166,130
JPMorgan Chase 5.75% 1/2/13	225,000	234,595
JPMorgan Chase Capital XXV 6.80% 10/1/37	215,000	203,816
#Northern Rock 144A
5.625% 6/22/17	185,000	192,705
•6.594% 6/29/49	225,000	135,201
Popular North America
4.25% 4/1/08	325,000	325,369
•5.046% 4/6/09	135,000	135,787
Popular North America Capital Trust I 6.564% 9/15/34	90,000	76,908
U.S. Bank 4.80% 4/15/15	100,000	98,877
•USB Capital IX 6.189% 4/15/49	145,000	115,353
Wachovia Bank 6.60% 1/15/38	65,000	64,773
Wells Fargo
4.375% 1/31/13	220,000	220,185
5.625% 12/11/17	115,000	118,406
		2,088,105
Basic Industry – 0.36%
*AK Steel 7.75% 6/15/12	10,000	10,000
duPont (E.I.) deNemours 5.00% 1/15/13	170,000	176,107
Freeport McMoRan Copper & Gold 8.25% 4/1/15	5,000	5,256
Georgia-Pacific
7.70% 6/15/15	5,000	4,850
8.875% 5/15/31	15,000	14,175
Innophos 8.875% 8/15/14	5,000	4,938
Lubrizol 4.625% 10/1/09	225,000	227,645
#MacDermid 144A 9.50% 4/15/17	5,000	4,325
Momentive Performance Materials 9.75% 12/1/14	10,000	9,100
#NewPage 144A 10.00% 5/1/12	10,000	10,000
Potlatch 13.00% 12/1/09	15,000	17,022
Rohm & Haas 5.60% 3/15/13	130,000	135,581
•#Ryerson 144A 12.574% 11/1/14	5,000	4,625
#Sappi Papier Holding 144A 6.75% 6/15/12	15,000	14,842
Steel Dynamics
6.75% 4/1/15	5,000	4,863
#144A 7.375% 11/1/12	5,000	5,013
#Stora Enso 144A 7.25% 4/15/36	120,000	118,886
Witco 6.875% 2/1/26	5,000	3,738
		770,966
Brokerage – 0.53%
AMVESCAP 4.50% 12/15/09	320,000	321,322
Bear Stearns 7.25% 2/1/18	100,000	100,172
Goldman Sachs Group 6.75% 10/1/37	195,000	191,909
Jefferies Group 6.45% 6/8/27	160,000	144,099
LaBranche
9.50% 5/15/09	15,000	15,113
11.00% 5/15/12	10,000	9,975

Lazard Group 6.85% 6/15/17	65,000	64,003
Lehman Brothers Holdings 5.625% 1/24/13	175,000	177,451
Merrill Lynch 5.45% 2/5/13	125,000	125,330
		1,149,374
Capital Goods – 0.22%
Allied Waste North America
*7.375% 4/15/14	5,000	4,863
7.875% 4/15/13	10,000	10,175
Casella Waste Systems 9.75% 2/1/13	15,000	15,038
CPG International I 10.50% 7/1/13	5,000	4,475
General Electric 5.25% 12/6/17	100,000	101,073
Graphic Packaging International 8.50% 8/15/11	6,000	5,850
Greenbrier 8.375% 5/15/15	5,000	4,563
Interface 10.375% 2/1/10	10,000	10,350
Intertape Polymer 8.50% 8/1/14	10,000	9,188
Koppers Industries 9.875% 10/15/13	5,000	5,350
L-3 Communications 7.625% 6/15/12	40,000	41,200
#Siemens Finance 144A 6.125% 8/17/26	135,000	133,786
Smurfit-Stone Container Enterprises 8.00% 3/15/17	20,000	18,650
#SPX 144A 7.625% 12/15/14	5,000	5,131
Textron 6.50% 6/1/12	90,000	97,819
		467,511
Communications – 1.11%
‡*Allegiance Telecom 11.75% 2/15/08	15,000	1,098
American Tower 7.125% 10/15/12	25,000	25,813
AT&T
5.10% 9/15/14	30,000	30,181
5.50% 2/1/18	165,000	165,867
AT&T Wireless 8.125% 5/1/12	370,000	421,013
Broadview Network 11.375% 9/1/12	10,000	9,950
•Centennial Communications 10.479% 1/1/13	10,000	9,575
Charter Communications Holdings
10.25% 9/15/10	10,000	9,525
13.50% 1/15/11	5,000	3,638
Citizens Communications 7.125% 3/15/19	45,000	42,075
Comcast
•4.677% 7/14/09	100,000	97,988
6.30% 11/15/17	150,000	154,832
Cricket Communications 9.375% 11/1/14	15,000	13,725
Dex Media West 9.875% 8/15/13	10,000	10,225
•#Hellas Telecommunications Luxembourg II 144A 10.008% 1/15/15	15,000	12,225
Hughes Network Systems/Finance 9.50% 4/15/14	10,000	9,950
Idearc 8.00% 11/15/16	22,000	19,800
ΩInmarsat Finance 10.375% 11/15/12	15,000	14,700
Intelsat Bermuda 11.25% 6/15/16	10,000	10,050
Lamar Media 6.625% 8/15/15	5,000	4,763
#LBI Media 144A 8.50% 8/1/17	5,000	4,463
Lucent Technologies 6.45% 3/15/29	12,000	9,720
MetroPCS Wireless 9.25% 11/1/14	20,000	18,500
•#Nortel Networks 144A 8.508% 7/15/11	15,000	14,025
#PAETEC Holding 144A 9.50% 7/15/15	5,000	4,688
#Quebecor Media 144A 7.75% 3/15/16	10,000	9,325
Qwest 7.50% 10/1/14	10,000	10,100
Qwest Capital Funding 7.25% 2/15/11	10,000	9,875
RH Donnelley
8.875% 1/15/16	5,000	4,313
#144A 8.875% 10/15/17	15,000	12,788
Rural Cellular
9.875% 2/1/10	15,000	15,600
•10.661% 11/1/12	5,000	5,075
•Sprint Nextel 5.243% 6/28/10	120,000	115,712
Telecom Italia Capital 4.00% 1/15/10	225,000	222,543
Telefonica Emisiones 5.984% 6/20/11	85,000	88,413
THOMSON 5.70% 10/1/14	230,000	237,805
Time Warner Cable 5.40% 7/2/12	345,000	350,627
Time Warner Telecom Holdings 9.25% 2/15/14	5,000	5,025
Triton PCS 8.50% 6/1/13	5,000	5,175
Viacom
5.75% 4/30/11	75,000	76,921
•5.341% 6/16/09	75,000	74,462

Windstream 8.125% 8/1/13	40,000	41,200
		2,403,348
Consumer Cyclical – 0.54%
*Carrols 9.00% 1/15/13	5,000	4,375
Corrections Corporation of America
6.25% 3/15/13	15,000	15,000
7.50% 5/1/11	5,000	5,063
CVS Caremark
4.875% 9/15/14	65,000	64,097
5.75% 6/1/17	181,000	187,387
•DaimlerChrysler North America 5.328% 8/3/09	245,000	242,318
Ford Motor 7.45% 7/16/31	10,000	7,425
*Ford Motor Credit 7.80% 6/1/12	10,000	8,865
Gaylord Entertainment 8.00% 11/15/13	15,000	13,875
*General Motors
6.375% 5/1/08	10,000	10,000
8.375% 7/15/33	8,000	6,540
Global Cash Access 8.75% 3/15/12	5,000	4,838
GMAC
•6.119% 5/15/09	3,000	2,802
6.875% 9/15/11	200,000	174,989
6.875% 8/28/12	27,000	22,946
*Host Marriott 7.125% 11/1/13	40,000	39,800
KB HOME 8.625% 12/15/08	5,000	5,000
Lear 8.75% 12/1/16	20,000	17,900
Majestic Star Casino 9.50% 10/15/10	5,000	4,488
Mandalay Resort Group
9.375% 2/15/10	5,000	5,181
9.50% 8/1/08	10,000	10,175
McDonald's 5.80% 10/15/17	125,000	132,451
MGM MIRAGE 7.625% 1/15/17	8,000	7,800
*Neiman Marcus Group PIK 9.00% 10/15/15	20,000	20,100
#Pokagon Gaming Authority 144A 10.375% 6/15/14	20,000	20,775
#Seminole Indian Tribe of Florida 144A 7.804% 10/1/20	5,000	5,240
Station Casinos 6.00% 4/1/12	10,000	8,775
#Tenneco 144A 8.125% 11/15/15	5,000	5,000
Wal-Mart Stores 6.50% 8/15/37	100,000	105,230
Wynn Las Vegas 6.625% 12/1/14	20,000	19,375
		1,177,810
Consumer Non-Cyclical – 1.43%
Abbott Laboratories
5.15% 11/30/12	195,000	205,729
5.60% 11/30/17	140,000	146,382
ACCO Brands 7.625% 8/15/15	5,000	4,263
#Amgen 144A
5.85% 6/1/17	106,000	108,941
6.375% 6/1/37	175,000	174,980
Anheuser Busch 5.50% 1/15/18	175,000	181,994
Aramark Services 8.50% 2/1/15	33,000	33,000
AstraZeneca 5.90% 9/15/17	200,000	212,165
#Cardtronics 144A 9.25% 8/15/13	5,000	4,725
*Chiquita Brands International 8.875% 12/1/15	6,000	5,340
Clorox 5.45% 10/15/12	100,000	102,547
*Constellation Brands 8.125% 1/15/12	23,000	23,173
Cott Beverages 8.00% 12/15/11	6,000	5,460
#Covidien International Finance 144A
6.00% 10/15/17	68,000	70,724
6.55% 10/15/37	135,000	138,078
CRC Health 10.75% 2/1/16	20,000	20,100
Del Monte 6.75% 2/15/15	5,000	4,675
Diageo Capital
5.20% 1/30/13	28,000	28,814
5.75% 10/23/17	140,000	143,931
HCA
9.25% 11/15/16	20,000	21,025
PIK 9.625% 11/15/16	14,000	14,770
*Jarden 7.50% 5/1/17	5,000	4,300
Kellogg 5.125% 12/3/12	125,000	129,253
Kraft Foods
4.125% 11/12/09	85,000	85,099
6.125% 2/1/18	300,000	305,080

National Beef Packing 10.50% 8/1/11	10,000	9,250
Omnicare 6.875% 12/15/15	10,000	9,050
#Penhall International 144A 12.00% 8/1/14	5,000	4,175
PepsiCo 4.65% 2/15/13	120,000	124,716
*Pilgrim's Pride 8.375% 5/1/17	9,000	7,898
Safeway 6.35% 8/15/17	115,000	121,866
#UnitedHealth Group 144A 5.50% 11/15/12	230,000	238,722
Wyeth 5.50% 2/1/14	380,000	394,181
		3,084,406
Electric – 0.62%
AES
7.75% 3/1/14	10,000	10,250
8.00% 10/15/17	10,000	10,250
#144A 8.75% 5/15/13	20,000	21,000
Commonwealth Edison 6.15% 9/15/17	130,000	135,632
Duke Energy Carolinas 6.00% 1/15/38	50,000	50,718
Florida Power & Light 5.95% 2/1/38	155,000	156,585
#Illinois Power 144A 6.125% 11/15/17	90,000	93,780
Midwest Generation 8.30% 7/2/09	7,891	7,990
Mirant North America 7.375% 12/31/13	10,000	10,050
NRG Energy 7.375% 2/1/16	45,000	43,594
Orion Power Holdings 12.00% 5/1/10	25,000	27,313
Pacific Gas & Electric 5.625% 11/30/17	120,000	123,306
Pepco Holdings 6.125% 6/1/17	90,000	92,003
#Power Contract Financing 144A 6.256% 2/1/10	72,040	75,358
PSEG Power 5.50% 12/1/15	95,000	95,225
Southwestern Electric Power 5.875% 3/1/18	170,000	173,409
#Texas Competitive Electric Holdings 144A 10.25% 11/1/15	20,000	19,750
Virginia Electric & Power 5.10% 11/30/12	125,000	129,128
#West Penn Power 144A 5.95% 12/15/17	65,000	66,894
		1,342,235
Energy – 0.48%
Apache 5.25% 4/15/13	115,000	120,031
Canadian Natural Resources 6.75% 2/1/39	52,000	53,113
Chesapeake Energy
6.375% 6/15/15	8,000	7,800
6.625% 1/15/16	17,000	16,703
Compton Petroleum Finance 7.625% 12/1/13	20,000	18,600
El Paso
*6.875% 6/15/14	20,000	20,036
7.00% 6/15/17	10,000	10,195
EnCana 5.80% 5/1/14	80,000	83,252
Energy Partners 9.75% 4/15/14	10,000	8,650
Foundation Pennsylvania Coal 7.25% 8/1/14	15,000	14,850
Geophysique-Veritas 7.75% 5/15/17	5,000	4,975
#Helix Energy Solutions 144A 9.50% 1/15/16	5,000	5,100
#Hilcorp Energy I 144A
7.75% 11/1/15	10,000	9,625
9.00% 6/1/16	5,000	5,025
Husky Energy 6.80% 9/15/37	40,000	41,961
#Key Energy Services 144A 8.375% 12/1/14	5,000	5,038
#Lukoil International Finance 144A 6.356% 6/7/17	100,000	95,500
Mariner Energy 8.00% 5/15/17	12,000	11,520
Massey Energy
6.625% 11/15/10	5,000	4,950
6.875% 12/15/13	10,000	9,575
ONEOK Partners 6.15% 10/1/16	25,000	25,568
#OPTI Canada 144A
7.875% 12/15/14	5,000	4,875
8.25% 12/15/14	2,000	1,970
PetroHawk Energy 9.125% 7/15/13	10,000	10,375
Plains Exploration & Production 7.00% 3/15/17	10,000	9,550
#Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16	165,000	164,269
*#Southwestern Energy 144A 7.50% 2/1/18	5,000	5,163
#Stallion Oilfield Services 144A 9.75% 2/1/15	5,000	4,425
Suncor Energy 6.50% 6/15/38	55,000	56,271
TransCanada Pipelines 6.20% 10/15/37	100,000	99,491
Whiting Petroleum 7.25% 5/1/13	15,000	14,850
Williams 7.50% 1/15/31	20,000	21,400

XTO Energy 6.25% 8/1/17	75,000	80,057
		1,044,763
Finance Companies – 0.71%
#Capmark Financial Group 144A 6.30% 5/10/17	124,000	87,008
FTI Consulting 7.625% 6/15/13	30,000	30,750
General Electric Capital
5.25% 10/19/12	60,000	62,331
5.625% 9/15/17	160,000	165,452
5.875% 1/14/38	170,000	166,707
•#ILFC E-Capital Trust II 144A 6.25% 12/21/65	100,000	96,319
International Lease Finance
5.35% 3/1/12	130,000	133,193
5.875% 5/1/13	85,000	88,823
Leucadia National 8.125% 9/15/15	10,000	10,000
*National Rural Utilities Co-operative Finance 5.45% 2/1/18	55,000	55,501
#Nuveen Investments 144A 10.50% 11/15/15	10,000	9,750
SLM 5.40% 10/25/11	466,000	426,443
Washington Mutual
*5.25% 9/15/17	115,000	95,653
5.50% 8/24/11	110,000	99,985
		1,527,915
Industrial - Other – 0.00%
Trimas 9.875% 6/15/12	9,000	8,235
		8,235
Insurance – 0.47%
American International Group 5.85% 1/16/18	190,000	190,851
Berkshire Hathaway Finance 4.85% 1/15/15	120,000	121,590
•*#MBIA Insurance 144A 14.00% 1/15/33	117,000	109,511
Montpelier Re Holdings 6.125% 8/15/13	55,000	54,735
•w#Twin Reefs Pass Through Trust 144A 5.411% 12/31/49	200,000	40,250
Unitrin 6.00% 5/15/17	190,000	187,167
WellPoint
5.00% 1/15/11	175,000	178,771
5.00% 12/15/14	142,000	139,133
		1,022,008
Natural Gas – 0.27%
AmeriGas Partners 7.125% 5/20/16	9,000	8,798
Dynergy Holdings 7.75% 6/1/19	24,000	21,960
Enterprise Products Operating 5.60% 10/15/14	135,000	136,304
Ferrellgas Finance Escrow 6.75% 5/1/14	10,000	9,750
Inergy Finance 6.875% 12/15/14	15,000	14,588
Kinder Morgan Energy Partners 5.125% 11/15/14	85,000	84,611
Kinder Morgan Finance 5.35% 1/5/11	5,000	4,932
Regency Energy Partners 8.375% 12/15/13	7,000	7,140
Transocean 6.00% 3/15/18	100,000	102,731
Valero Energy
6.125% 6/15/17	100,000	102,915
6.625% 6/15/37	80,000	79,276
		573,005
Real Estate – 0.16%
iStar Financial
5.15% 3/1/12	85,000	72,802
5.875% 3/15/16	150,000	123,516
Regency Centers 5.875% 6/15/17	150,000	144,849
		341,167
Technology – 0.04%
Freescale Semiconductor 8.875% 12/15/14	7,000	5,723
Sungard Data Systems 9.125% 8/15/13	10,000	10,200
Xerox 5.50% 5/15/12	75,000	76,618
		92,541
Transportation – 0.16%
#Erac USA Finance 144A 7.00% 10/15/37	200,000	182,229
Hertz 8.875% 1/1/14	15,000	14,550
Kansas City Southern Railway 9.50% 10/1/08	10,000	10,238
Seabulk International 9.50% 8/15/13	5,000	5,300
Union Pacific
5.375% 5/1/14	33,000	32,620
5.70% 8/15/18	100,000	99,661
		344,598
Total Corporate Bonds (cost $16,163,517)		17,481,667

Foreign Agencies – 0.31%
Germany – 0.24%
KFW 3.25% 2/15/11	345,000	350,158
Rentenbank 3.25% 3/15/13	170,000	169,218
		519,376
South Korea – 0.07%
Korea Development Bank 5.30% 1/17/13	150,000	152,789
		152,789
Total Foreign Agencies (cost $664,902)		672,165

Municipal Bonds – 0.76%
Augusta, Georgia Water & Sewer Revenue 5.25% 10/1/39 (FSA)	310,000	327,905
Buckeye, Ohio Tobacco Settlement Financing Authority 5.875% 6/1/47	105,000	101,406
California State 5.00% 2/1/33	120,000	120,372
California State University Systemwide Revenue Series A 5.00% 11/1/30 (AMBAC)	115,000	118,695
New Jersey Economic Development Authority Revenue Cigarette Tax 5.75% 6/15/29	220,000	219,259
New York State Urban Development Series A-1 5.25% 3/15/34 (FGIC)	210,000	219,960
Oregon State Taxable Pension 5.892% 6/1/27	200,000	217,632
West Virginia Economic Development Authority 5.37% 7/1/20 (MBIA)	100,000	103,744
West Virginia Tobacco Settlement Finance Authority Series A 7.467% 6/1/47	220,000	209,139
Total Municipal Bonds (cost $1,613,617)		1,638,112

Non-Agency Asset-Backed Securities – 5.24%
•Bank of America Credit Card Trust Series 2006-A10 A10 4.22% 2/15/12	2,875,000	2,851,061
#Cabela's Master Credit Card Trust 2008-1A A1 144A 4.31% 12/16/13	250,000	251,703
Capital Auto Receivables Asset Trust Series 2007-3 A3A 5.02% 9/15/11	205,000	209,603
Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20	190,000	194,090
Caterpillar Financial Asset Trust Series 2007-A A3A 5.34% 6/25/12	70,000	72,097
#Cendant Timeshare Receivables Funding Series 2004-1A A1 144A 3.67% 5/20/16	70,006	68,300
•Chase Issuance Trust Series 2007-A11 A11 4.24% 7/16/12	1,500,000	1,480,380
Citibank Credit Card Issuance Trust
Series 2007-A3 A3 6.15% 6/15/39	450,000	471,175
•Series 2007-A6 A6 4.367% 7/12/12	2,000,000	1,976,255
CNH Equipment Trust Series 2007-B A3A 5.40% 10/17/11	200,000	205,603
•Countrywide Asset-Backed Certificates Series 2006-S7 A3 5.712% 11/25/35	410,000	323,662
#Countrywide Asset-Backed NIM Certificates Series 2004-BC1 144A 5.50% 4/25/35	91	18
Discover Card Master Trust Series 2007-A1 A1 5.65% 3/16/20	305,000	309,512
#Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31	390,000	343,459
•GMAC Mortgage Loan Trust Series 2006-HE3 A2 5.75% 10/25/36	115,000	102,422
Hyundai Auto Receivables Trust Series 2007-A A3A 5.04% 1/17/12	70,000	71,043
•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	107,849	98,046
•Merrill Lynch Mortgage Investors Series 2006-AR1 A2C 3.536% 3/25/37	425,000	395,205
Mid-State Trust
Series 11 A1 4.864% 7/15/38	99,208	100,312
Series 2004-1 A 6.005% 8/15/37	49,872	50,007
#Series 2006-1 A 144A 5.787% 10/15/40	78,715	76,796
Renaissance Home Equity Loan Trust
Series 2005-4 A2 5.399% 2/25/36	3,710	3,700
Series 2007-2 AF2 5.675% 6/25/37	95,000	92,174
•Residential Asset Securities
Series 2003-KS9 AI6 4.71% 11/25/33	162,857	154,545
Series 2006-KS3 AI3 3.546% 4/25/36	765,000	728,974
RSB Bondco Series 2007-A A2 5.72% 4/1/18	170,000	178,622
#Sharp NIM Trust Series 2004-2N 144A 7.00% 1/25/34	517	259
#Sierra Receivables Funding Series 2003-2A A1 144A 3.03% 12/15/15	118,632	117,796
•#SLM Student Loan Trust Series 2003-4 A5C 144A 5.151% 3/15/33	250,000	250,469
Structured Asset Securities
Series 2001-SB1 A2 3.375% 8/25/31	158,935	138,985
Series 2004-16XS A2 4.91% 8/25/34	27,515	27,465
Total Non-Agency Asset-Backed Securities (cost $11,598,952)		11,343,738

Non-Agency Collateralized Mortgage Obligations – 7.43%
•Adjustable Rate Mortgage Trust Series 2005-10 3A11 5.416% 1/25/36	233,895	231,850
American Home Mortgage Investment Trust Series 2005-2 5A1 5.064% 9/25/35	205,000	208,536
Bank of America Alternative Loan Trust
Series 2003-10 2A1 6.00% 12/25/33	332,134	336,389
Series 2004-2 1A1 6.00% 3/25/34	248,275	251,456
Series 2005-3 2A1 5.50% 4/25/20	175,721	178,741
Series 2005-5 2CB1 6.00% 6/25/35	167,509	169,656
Series 2005-9 5A1 5.50% 10/25/20	207,786	211,357
•Bank of America Funding Securities Series 2006-F 1A2 5.177% 7/20/36	190,088	190,198

Bank of America Mortgage Securities
•Series 2003-D 1A2 7.29% 5/25/33	1,423	1,440
Series 2005-9 2A1 4.75% 10/25/20	276,818	276,386
Bear Stearns Asset-Backed Securities Trust Series 2005-AC8 A5 5.50% 11/25/35	200,422	203,469
Chase Mortgage Finance Series 2003-S8 A2 5.00% 9/25/18	413,917	412,462
Citicorp Mortgage Securities Series 2006-3 1A4 6.00% 6/25/36	265,000	264,627
•Citigroup Mortgage Loan Trust Series 2007-AR5 1AB 5.615% 4/25/37	245,330	235,999
Countrywide Alternative Loan Trust
Series 2004-28CB 6A1 6.00% 1/25/35	87,119	86,330
•Series 2004-J7 1A2 4.673% 8/25/34	35,191	35,185
•Series 2005-63 3A1 5.89% 11/25/35	289,916	287,439
Series 2006-2CB A3 5.50% 3/25/36	181,984	182,254
wCountrywide Home Loan Mortgage Pass Through Trust
•Series 2004-12 1M 5.086% 8/25/34	638,979	596,402
•Series 2004-HYB4 M 4.819% 9/20/34	79,386	76,842
Series 2005-23 A1 5.50% 11/25/35	324,938	324,329
Series 2006-1 A2 6.00% 3/25/36	132,897	132,689
Series 2006-1 A3 6.00% 3/25/36	54,722	54,226
Series 2006-17 A5 6.00% 12/25/36	94,670	96,236
•Series 2006-HYB3 3A1A 6.095% 5/20/36	253,105	267,545
•Series 2006-HYB4 1A2 5.637% 6/20/36	158,269	149,817
Credit Suisse First Boston Mortgage Securities
Series 2003-29 5A1 7.00% 12/25/33	68,529	69,364
Series 2004-1 3A1 7.00% 2/25/34	42,974	44,894
First Horizon Asset Securities
Series 2003-5 1A17 8.00% 7/25/33	88,078	93,475
•Series 2004-AR5 4A1 5.697% 10/25/34	172,895	174,939
•Series 2007-AR2 1A1 5.855% 8/25/37	127,022	127,657
•Series 2007-AR3 2A2 6.313% 11/25/37	442,327	453,409
•GMAC Mortgage Loan Trust Series 2005-AR2 4A 5.183% 5/25/35	225,925	227,174
#GSMPS Mortgage Loan Trust 144A
•Series 1998-3 A 7.75% 9/19/27	65,716	72,347
•Series 1999-3 A 8.00% 8/19/29	103,055	113,354
Series 2005-RP1 1A3 8.00% 1/25/35	120,255	130,373
Series 2005-RP1 1A4 8.50% 1/25/35	57,113	63,183
GSR Mortgage Loan Trust Series 2006-1F 5A2 6.00% 2/25/36	94,297	94,857
•JPMorgan Mortgage Trust
Series 2005-A1 4A1 4.777% 2/25/35	259,491	259,033
Series 2005-A4 1A1 5.399% 7/25/35	288,555	291,790
Series 2005-A6 1A2 5.137% 9/25/35	375,000	370,483
Lehman Mortgage Trust
Series 2005-2 2A3 5.50% 12/25/35	198,943	198,931
Series 2006-1 3A3 5.50% 2/25/36	218,588	220,318
•MASTR Adjustable Rate Mortgages Trust
Series 2003-6 1A2 6.808% 12/25/33	70,031	72,447
Series 2005-1 B1 5.903% 3/25/35	271,504	268,545
Series 2005-6 7A1 5.33% 6/25/35	172,314	173,973
MASTR Alternative Loans Trust Series 2003-6 3A1 8.00% 9/25/33	31,692	33,247
#MASTR Reperforming Loan Trust 144A
Series 2005-1 1A5 8.00% 8/25/34	181,792	200,211
Series 2005-2 1A4 8.00% 5/25/35	148,583	163,944
Morgan Stanley Mortgage Loan Trust Series 2006-2 6A 6.50% 2/25/36	128,480	130,126
•Nomura Asset Acceptance Series 2006-AF1 1A2 6.159% 5/25/36	370,000	355,515
Prime Mortgage Trust Series 2004-CL1 1A1 6.00% 2/25/34	92,183	94,574
Residential Asset Mortgage Products
Series 2004-SL1 A3 7.00% 11/25/31	36,821	38,101
Series 2004-SL4 A3 6.50% 7/25/32	125,452	125,792
Series 2005-SL1 A2 6.00% 5/25/32	157,227	161,373
•Residential Funding Mortgage Securities I Series 2006-SA3 3A1 6.038% 9/25/36	234,059	238,803
•Structured Adjustable Rate Mortgage Loan Trust
Series 2004-18 5A 5.50% 12/25/34	174,071	175,158
Series 2005-22 4A2 5.374% 12/25/35	51,418	50,360
Series 2006-5 5A4 5.544% 6/25/36	110,603	108,532
Structured Asset Securities
•Series 2002-22H 1A 6.944% 11/25/32	56,929	58,011
Series 2004-12H 1A 6.00% 5/25/34	194,178	198,304
•Series 2005-6 B2 5.344% 5/25/35	96,325	78,554
wWashington Mutual Alternative Mortgage Pass Through Certificates
Series 2005-9 3CB 5.50% 10/25/20	244,254	248,452
Series 2006-5 2CB3 6.00% 7/25/36	232,750	234,885

wWashington Mutual Mortgage Pass Through Certificates
Series 2004-CB3 4A 6.00% 10/25/19	287,272	295,171
•Series 2006-AR8 1A5 5.886% 8/25/46	46,062	46,561
•Series 2006-AR8 2A3 6.133% 8/25/36	31,990	32,714
•Series 2006-AR10 1A1 5.94% 9/25/36	235,369	238,426
•Series 2006-AR14 1A4 5.647% 11/25/36	252,685	256,859
•Series 2007-HY3 4A1 5.349% 3/25/37	481,116	488,526
Wells Fargo Mortgage-Backed Securities Trust
•Series 2004-T A1 6.144% 9/25/34	62,027	62,359
Series 2005-12 1A7 5.50% 11/25/35	351,010	346,841
Series 2005-17 1A2 5.50% 1/25/36	275,566	272,293
•Series 2005-AR16 6A4 5.00% 10/25/35	295,298	299,473
Series 2006-2 3A1 5.75% 3/25/36	503,746	495,776
Series 2006-4 2A3 5.75% 4/25/36	105,622	106,825
•Series 2006-AR6 7A1 5.109% 3/25/36	502,957	500,137
•Series 2006-AR10 5A1 5.595% 7/25/36	226,100	232,431
•Series 2006-AR11 A7 5.518% 8/25/36	276,792	275,494
•Series 2006-AR12 1A2 6.024% 9/25/36	137,664	138,980
Series 2007-8 2A6 6.00% 7/25/37	65,000	64,135
Series 2007-13 A7 6.00% 9/25/37	257,431	259,281
Total Non-Agency Collateralized Mortgage Obligations (cost $15,981,510)		16,088,630

Sovereign Agency – 0.05%
Canada – 0.05%
Export Development Canada 2.625% 3/15/11	110,000	109,880
Total Sovereign Agency (cost $109,544)		109,880

Supranational Bank – 0.20%
European Investment Bank
2.875% 3/15/13	270,000	266,113
3.25% 2/15/11	175,000	177,871
Total Supranational Bank (cost $443,994)		443,984

U.S. Treasury Obligations – 2.71%
¥*U.S. Treasury Bond 4.75% 2/15/37	2,404,000	2,561,764
U.S. Treasury Inflation Index Notes
*3.00% 7/15/12	210,371	233,036
3.875% 1/15/09	147,352	152,532
U.S. Treasury Notes
2.125% 1/31/10	140,000	139,913
2.875% 1/31/13	845,000	847,377
3.625% 12/31/12	160,000	166,013
*4.25% 11/15/17	1,262,000	1,325,692
*4.50% 5/15/10	300,000	315,750
*^U.S. Treasury Strip 4.103% 11/15/13	155,000	130,012
Total U.S. Treasury Obligations (cost $5,560,201)		5,872,089

≠Discount Note – 3.42%
Federal Home Loan Bank 2.00% 2/1/08	7,393,410	7,393,410
Total Discount Note (cost $7,393,410)		7,393,410

Total Value of Securities Before Securities Lending Collateral – 102.67%
(cost $218,795,900)		222,192,659
	Number of
	Shares
Securities Lending Collateral** – 7.24%
Investment Companies
Mellon GSL DBT II Collateral Fund	15,668,621	15,668,621
Total Securities Lending Collateral (cost $15,668,621)		15,668,621

Total Value of Securities – 109.91%
(cost $234,464,521)		237,861,280 ©
Obligation to Return Securities Lending Collateral** – (7.24%)		(15,668,621)
Liabilities Net of Receivables and Other Assets (See Notes) – (2.67%)		(5,780,739)
Net Assets Applicable to 12,238,700 Shares Outstanding – 100.00%		$216,411,920

*Fully or partially on loan.
†Non-income producing security for the period ended January 31, 2008.
•Variable rate security. The rate shown is the rate as of January 31, 2008.
wPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
^The rate shown is the yield at the time of purchase.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2008, the aggregate amount of Rule 144A securities equaled $6,492,652 , which represented 3.00% of the Fund’s net assets. See Note 6 in "Notes."
‡Non-income producing security. Security is currently in default.
ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
fStep coupon bond. Coupon increases periodically based on a predetermined schedule. Stated rate in effect at January 31, 2008.
≠The rate shown is the effective yield at the time of purchase.
¥Fully or partially pledged as collateral for financial futures contracts.
**See Note 5 in "Notes."
©Includes $20,776,561 of securities loaned.
=Security is being fair valued in accordance with the Fund's fair valuation policy. At January 31, 2008, the aggregate amount of fair valued securities was $21,840, which represented 0.01% of the Fund’s net assets. See Note 1 in "Notes to Financial Statements."
@Illiquid security. At January 31, 2008, the aggregate amount of illiquid securities was $21,840, which represented 0.01% of the Fund’s net assets. See Note 6 in “Notes.”
ÕRestricted Security. Investment in a security not registered under the Securities Act of 1933, as amended. This security has certain restrictions on resale which may limit its liquidity. At January 31, 2008, the aggregate amount of the restricted security was $21,840 or 0.01% of the Fund’s net assets. See Note 6 in “Notes.”

Summary of Abbreviations:
AMBAC – Insured by the AMBAC Assurance Corporation
ARM – Adjustable Rate Mortgage
FGIC – Insured by the Financial Guaranty Insurance Company
FSA – Insured by Financial Security Assurance
GNMA – Government National Mortgage Association
GSMPS – Goldman Sachs Reperforming Mortgage Securities
MASTR – Mortgage Asset Securitization Transactions, Inc.
MBIA – Insured by the Municipal Bond Insurance Association
NIM – Net Interest Margin
PIK – Pay-in-Kind
RSB – Rate Stabilization Bonds
S.F. – Single Family
TBA – To be announced
yr – Year

The following futures contracts and swap contracts were outstanding at January 31, 2008:

Futures Contracts1

Contracts	Notional	Notional		Unrealized
to Buy	Cost	Value	Expiration Date	Depreciation
20 U.S. Treasury 5 yr Notes	$2,261,694	$2,260,000	3/31/08	$(1,694)

Swap Contracts[2]
Credit Default Swap Contracts
				Unrealized
Swap Counterparty &	Notional	Annual Protection	Termination	Appreciation
Referenced Obligation	Value	Payments	Date	(Depreciation)
Protection Purchased:
Goldman Sachs
Bank of America 5 yr CDS	$ 240,000	0.48%	12/20/12	$ 2,027
Beazer Homes 5 yr CDS	250,000	3.08%	6/20/12	66,529
Best Buy
5 yr CDS	290,000	0.60%	9/20/12	9,628
10 yr CDS	150,000	0.98%	9/20/17	6,174
CMBX-NA-A 2	290,000	0.25%	3/15/49	(7,436)
Kraft Food 10 yr CDS	300,000	0.77%	12/20/17	4,226
JPMorgan Chase Bank
Embarq 7 yr CDS	75,000	0.77%	9/20/14	4,811
iStar Financial 5 yr CDS	140,000	0.43%	3/20/13	1,828
Lehman Brothers
Capmark Financial 5 yr CDS	125,000	1.65%	9/20/12	30,173
Gannet 7 yr CDS	222,000	0.88%	9/20/14	4,212
Home Depot 5 yr CDS	325,000	0.50%	9/20/12	11,313
New York Times 7 yr CDS	222,000	0.75%	9/20/14	5,755
Sara Lee 7 yr CDS	222,000	0.60%	9/20/14	1,828
Target 5 yr CDS	295,000	0.57%	12/20/12	3,896

V.F. 5 yr CDS	157,500	0.40%	9/20/12	693
Washington Mutual
4 yr CDS	69,300	0.85%	9/20/11	6,578
10 yr CDS	120,000	3.15%	12/20/17	(5,332)
				$146,903
Protection Sold:
Goldman Sachs
ABX Home Equity Index 06-2 AA	$120,000	0.17%	5/25/46	$(6,000)
JPMorgan Chase Bank
ABX Home Equity Index 06-2 AA	120,000	0.11%	5/25/46	-
Lehman Brothers
ABX Home Equity Index 7-1A	245,000	0.15%	8/25/37	(36,325)
ABX Home Equity Index 7-1A	245,000	0.90%	8/25/37	-
Beazer Homes 5 yr CDS	250,000	3.43%	6/20/12	(64,732)
Best Buy
5 yr CDS	145,000	0.61%	9/20/12	(4,786)
10 yr CDS	75,000	0.99%	9/20/17	(3,032)
Reynolds American 5 yr CDS	444,000	1.00%	9/20/12	(318)
				$(115,193)
Total				$31,710

Interest Rate Swap Contracts

Notional	Expiration		Unrealized
Value	Date	Description	Appreciation
$3,045,000	5/2/20	Agreement with Goldman Sachs	$197,561
		to receive the notional amount
		multiplied by the fixed rate of
		5.355% and to pay the notional
		amount multiplied by the
		3 month LIBOR.

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]See Note 3 in “Notes.”
[2]See Note 4 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Equity Funds I - Delaware Balanced Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities, credit default swap (CDS) contracts, and interest rate swap contracts are valued by an independent pricing service or broker and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued, at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Securities and Exchange Commission (SEC) guidance allows implementing FIN 48 in Fund net asset value calculations as late as the Fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on April 30, 2008. Although the Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund’s financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the SEC. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At January 31, 2008, the Fund held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually.

2. Investments
At January 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$234,750,159
Aggregate unrealized appreciation	16,429,637
Aggregate unrealized depreciation	(13,318,516)
Net unrealized appreciation	$3,111,121

For federal income tax purposes, at October 31, 2007, capital loss carryforwards of $25,651,772 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $19,869,864 expires in 2010; and $5,781,908 expires in 2011.

3. Futures Contracts
The Fund may invest in financial futures contracts to hedge its existing Fund securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

4. Swap Contracts
The Fund may enter into interest rate swap contracts, index swap contracts and CDS contracts in accordance with its investment objectives. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for future or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Index swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the period ended January 31, 2008, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized gains (losses) on swap contracts. Upon payment (receipt), such amounts are recorded as realized gains (losses) on swap contracts. Upfront payments (receipts) made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as realized gains (losses) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts, if any, shown on the schedule of investments.

5. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. (Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by U.S. Treasury obligations the Fund receives a fee from the securities lending agent. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records securities lending income net of allocations to the security lending agent and the borrower.

At January 31, 2008, the market value of the securities on loan was $20,776,561, for which the Fund received collateral, comprised of U.S. government obligations valued at $5,739,892, and cash collateral of $15,668,621. Investments purchased with cash collateral are presented on the schedule of investments under the caption “Securities Lending Collateral.”

6. Credit and Market Risk
The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933 , as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Rule 144A and illiquid securities have been identified on the schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: